CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (12,680)	$ (7,583)	$ (37,028)
Adjustments to reconcile net loss to net cash provided by operating activities:
Allowance for doubtful accounts	2,044	2,223	13,573
Depreciation and amortization	25,138	23,479	16,513
Share-based compensation	4,614	7,971	5,766
Share of income on equity method investments	(243)	(290)	(164)
Loss on disposal of property and equipment	4,380	518	1,097
Gain on sale/maturity of short-term investments	(1,040)	(511)	(360)
Gain on remeasurement of fair value of cost and equity method investment (net)		(919)
Impairment of intangible assets	656	1,000
Impairment of goodwill	1,003
Changes in assets and liabilities
Accounts receivable	(28,728)	(21,089)	(18,154)
Prepaid concession fees	10,178	(3,894)	17,246
Other current assets	(3,705)	4,540	(1,431)
Long term deposits	(499)	2,815	(1,086)
Amount due from related parties	169	(302)
Accounts payable	18,734	5,534	14,209
Accrued expenses and other current liabilities	1,555	262	(101)
Deferred revenue	(1,805)	(702)	6,530
Deferred tax assets (liabilities), net	(1,319)	(3,526)	(6,953)
Income tax payable	(520)	1,100	(799)
Net cash provided by operating activities	17,932	10,626	8,858
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for acquisition of business (net of cash acquired of $1,759, $212 and nil in 2009, 2010 and 2011, respectively)		(14,758)	(6,070)
Payment for contingent consideration in connection with a business combination	(2,966)	(2,415)
Purchase of property and equipment	(4,186)	(8,910)	(28,702)
Proceeds from disposal of property and equipment	172	137	72
Purchase of intangible assets			(146)
Net amount (paid) received upon settlement of short-term investment	1,040	1,226	(190)
Loan to related party			(5,575)
Restricted cash	748	(5,281)	(1,447)
Purchase of long-term investments		(367)	(586)
Net cash used in investing activities	(5,192)	(30,368)	(42,644)
CASH FLOWS FROM FINANCING ACTIVITIES:
Share repurchase	(7,373)		(7,387)
Treasury stock	(3,775)
Capital contribution from noncontrolling interest in the incorporation of AM Jinshi			2,195
Dividend paid to former shareholder of subsidiaries		(1,091)
Proceed from exercises of stock options	229	1,163	1,279
Net cash (used in) provided by financing activities	(10,919)	72	(3,913)
Effect of exchange rate changes	4,408	2,421	(81)
Net (decrease)/increase in cash	6,229	(19,670)	(37,780)
Cash, at beginning of year	106,505	123,754	161,534
Cash, at end of year	112,734	106,505	123,754
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid			197
Income tax paid	2,105	1,941	1,721
Fair value of property, equipment and other assets acquired in exchange of advertising services rendered	$ 2,823	$ 262	$ 1,280